Taxation (Tables)	12 Months Ended
Dec. 31, 2022
Taxation
Schedule of composition of income tax expenses
The following table presents the composition of income tax expenses for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022

	RMB in thousands
Current income tax expenses	48,081	102,715	122,451
Withholding income tax expenses	18,754	14,066	18,189
Deferred tax benefits	(13,466)	(21,492)	(36,495)

Total	53,369	95,289	104,145

Schedule of reconciliation of the differences between the statutory income tax rate and the Group's effective income tax rate
The following table presents a reconciliation of the differences between the statutory income tax rate and the Group’s effective income tax rate for the years ended December 31, 2020, 2021 and 2022:

	For the Year Ended December 31,
	2020	2021	2022
	%	%	%
Statutory income tax rate	25.00	25.00	25.00
Permanent differences	0.60	(1.19)	6.74
Tax rate difference from statutory rate in other jurisdictions*	(3.90)	(1.43)	(3.19)
Tax effect of preferential tax treatments	(8.29)	(7.94)	(8.91)
Withholding tax	(0.63)	(0.21)	(0.25)
Change in valuation allowance	(14.56)	(15.65)	(20.79)

Effective income tax rate	(1.78)	(1.42)	(1.40)

*	It is primarily due to the tax effect of the Company as a tax-exempt entity incorporated in the Cayman Islands.

Schedule of net operating tax loss carry forwards	As of December 31, 2022, certain entities of the Group had net operating tax loss carry forwards as follows:

RMB in thousands
Loss expiring in 2023	88,466
Loss expiring in 2024	189,744
Loss expiring in 2025	269,421
Loss expiring in 2026	952,055
Loss expiring in 2027 and thereafter	14,406,710
Total	15,906,396

Schedule of tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities
The following table presents the tax impact of significant temporary differences that give rise to the deferred tax assets and liabilities as of December 31, 2021 and 2022:

	December 31, 2021	December 31, 2022

	RMB in thousands
Deferred tax assets:
Deferred revenue	143,688	473,200
Accrued expenses and other payables	150,092	112,780
Advertising expenses in excess of deduction limit	130,720	284,205
Net operating tax loss carry forwards	1,662,884	2,684,042
Others	71,048	146,831

Total deferred tax assets	2,158,432	3,701,058

Less: valuation allowance	(2,122,077)	(3,657,467)

Net deferred tax assets	36,355	43,591

Deferred tax liabilities
Acquired intangible assets (Note 25)	(82,191)	(110,923)

Total deferred tax liabilities	(82,191)	(110,923)

Schedule of movement of the aggregate valuation allowances for deferred tax assets
The following table sets forth the movement of the aggregate valuation allowances for deferred tax assets for the periods presented:

	Balance at January 1	Re-measurement due to applicable preferential tax rate	Addition	Expiration of loss carry forward and impact of disposal of subsidiaries	Balance at December 31

	RMB in thousands
2020	(537,359)	105	(484,445)	44,366	(977,333)
2021	(977,333)	—	(1,154,342)	9,598	(2,122,077)
2022	(2,122,077)	—	(1,543,301)	7,911	(3,657,467)